Other expenses	12 Months Ended
Dec. 31, 2018
Disclosure of other operating expense [Abstract]
Disclosure of expenses [text block]
29.	Other expenses

	December 31,
	2018	2017	2016
Advertising and marketing	337	683	785
Regulatory fees	1,246	977	1,348
Rental - office premises and equipment	2,913	2,394	2,681
Administrative	6,391	6,846	7,468
Professional services	4,293	3,911	4,255
Maintenance and repairs	2,912	1,673	1,866
Other	379	322	129
Total	18,471	16,806	18,532